Financial risk management activities (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying amount and fair value

	As at	As at	As at
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Carrying amount	1,919	3,480	1,931
Fair value	2,043	3,477	2,131

Disclosure of fair value of assets measured on a recurring basis	The following tables set out the group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy:
Types of instruments:

Securities
		Mar	2021			Mar	2020			Dec	2020
	Unaudited				Unaudited				Audited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value:
Other equity securities FVTPL (1)	—			—	14			14				—
Other equity securities FVOCI	127			127	47			47	186			186
Deferred compensation asset			28	28							28	28

Financial liabilities measured at fair value:
Gold and oil derivative contracts (2)						13		13

(1) Included in equity securities - FVTPL are amounts transferred to held for sale
(2) The fair values of the gold and oil derivative contracts are determined by using the applicable valuation models for each type with the key inputs being forward prices, the number of outstanding ounces or barrels on open contracts and volatilities.